Additional information to the Statement of Cash Flows	12 Months Ended
Dec. 31, 2021
Additional information to the Statement of Cash Flows

40.	Additional information to the Statement of Cash Flows
40.1	Transactions not involving cash

Of the total additions of Contract assets (shown in Notes 11.1 and 11.2) and acquisitions of property, plant and equipment (shown in Note 18.2), R$240,718 (R$104,834 on December 31, 2020 and R$48,068 on December 31, 2019) and R$19,855 (R$21,773 on December 31, 2020 and R$52,446 on December 31, 2019), respectively, represent the amount of purchases made in installments and not settled through the end of the reporting period.

As described in Note 28.1, the additions and remeasurement adjustment occurred in right-of-use assets totaled R$111,880 (R$104,977 on December 31, 2020 and R$13,237 on December 31, 2019), which were recognized matched against lease liabilities.

The mentioned transactions did not involve cash and, for this reason, are not being presented in the statement of cash flows.